Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	NEIMAN FUNDS
Entity Central Index Key	0001215880
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Neiman Large Cap Value Fund | No-Load Shares
Shareholder Report [Line Items]
Fund Name	Neiman Large Cap Value Fund
Class Name	No-Load Shares
Trading Symbol	NEIMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Neiman Large Cap Value Fund ("Fund") for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.neimanfunds.com/#Literature. You can also request this information by contacting us at 1-877-385-2720.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-385-2720
Additional Information Website	https://www.neimanfunds.com/#Literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)*
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
No-Load Shares	$75	1.39%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.39%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns
	1 Year	5 Year	10 Year
No-Load Shares	13.99%	13.31%	9.00%
S&P 500® Index	17.60%	16.47%	15.30%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Aug. 01, 2025
Net Assets	$ 40,319,275
Holdings Count | shares	37
Advisory Fees Paid, Amount	$ 165,097
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$40,319,275
Number of Portfolio Holdings	37
Portfolio Turnover Rate (%)	0%
Total Advisory Fees Paid (Net Waiver) ($)	$165,097

Holdings [Text Block]	What did the Fund invest in? Sectors (% of net assets)
Material Fund Change [Text Block]
Material Fund Changes

Effective August 1, 2025, the Adviser contractually agreed to waive management fees and reimburse expenses, without recoupment, to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, indirect expenses (such as expenses of other investment companies in which the Fund invests) and extraordinary expenses) at 1.29% of its average daily net assets for No-Load Class shares through July 31, 2026. The fee waiver will automatically terminate on July 31, 2026, unless it is renewed by the Adviser. The Adviser may not terminate the fee waiver or expense reimbursement before July 31, 2026.

Material Fund Change Expenses [Text Block]	Effective August 1, 2025, the Adviser contractually agreed to waive management fees and reimburse expenses, without recoupment, to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, indirect expenses (such as expenses of other investment companies in which the Fund invests) and extraordinary expenses) at 1.29% of its average daily net assets for No-Load Class shares through July 31, 2026. The fee waiver will automatically terminate on July 31, 2026, unless it is renewed by the Adviser. The Adviser may not terminate the fee waiver or expense reimbursement before July 31, 2026.
Neiman Large Cap Value Fund | Class A
Shareholder Report [Line Items]
Fund Name	Neiman Large Cap Value Fund
Class Name	Class A
Trading Symbol	NEAMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Neiman Large Cap Value Fund ("Fund") for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.neimanfunds.com/#Literature. You can also request this information by contacting us at 1-877-385-2720.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-385-2720
Additional Information Website	https://www.neimanfunds.com/#Literature
Expenses [Text Block]	What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)*
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$75	1.39%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.39%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns
	1 Year	5 Year	10 Year
Class A (with sales charge)	7.45%	11.97%	8.36%
Class A (without sales charge)	13.99%	13.31%	9.00%
S&P 500® Index	17.60%	16.47%	15.30%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Aug. 01, 2025
Net Assets	$ 40,319,275
Holdings Count | shares	37
Advisory Fees Paid, Amount	$ 165,097
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$40,319,275
Number of Portfolio Holdings	37
Portfolio Turnover Rate (%)	0%
Total Advisory Fees Paid (Net Waiver) ($)	$165,097

Holdings [Text Block]	What did the Fund invest in? Sectors (% of net assets)
Material Fund Change [Text Block]
Material Fund Changes

Effective August 1, 2025, the Adviser contractually agreed to waive management fees and reimburse expenses, without recoupment, to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, indirect expenses (such as expenses of other investment companies in which the Fund invests) and extraordinary expenses) at 1.29% of its average daily net assets for Class A shares through July 31, 2026. The fee waiver will automatically terminate on July 31, 2026, unless it is renewed by the Adviser. The Adviser may not terminate the fee waiver or expense reimbursement before July 31, 2026.

Material Fund Change Expenses [Text Block]	Effective August 1, 2025, the Adviser contractually agreed to waive management fees and reimburse expenses, without recoupment, to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, indirect expenses (such as expenses of other investment companies in which the Fund invests) and extraordinary expenses) at 1.29% of its average daily net assets for Class A shares through July 31, 2026. The fee waiver will automatically terminate on July 31, 2026, unless it is renewed by the Adviser. The Adviser may not terminate the fee waiver or expense reimbursement before July 31, 2026.